Financial Instruments - Debt Fair Value and Carrying Value (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	May 31, 2016	Oct. 31, 2015	Nov. 16, 2012
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 2,611,225	$ 2,486,700
Level 2
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	2,519,465	2,519,465
Estimated Fair Value	$ 2,652,059	2,625,570
6.375% Senior Secured Notes due 2019
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Stated Interest Rate	6.375%
8.75% Senior Notes due 2020
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Stated Interest Rate	8.75%
Senior Notes | 6.375% Senior Secured Notes due 2019
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 413,817	707,772
Stated Interest Rate	6.375%				6.375%
Senior Notes | 6.375% Senior Secured Notes due 2019 | Level 2
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 419,465	719,465
Estimated Fair Value	431,462	743,783
Senior Notes | 8.75% Senior Notes due 2020
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 921,999	920,795
Stated Interest Rate	8.75%				8.75%
Senior Notes | 8.75% Senior Notes due 2020 | Level 2
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 930,000	930,000
Estimated Fair Value	962,550	946,275
Senior Notes | 8.875% Senior Secured Notes Due 2022
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 266,409	266,137
Stated Interest Rate	8.875%			8.875%
Senior Notes | 8.875% Senior Secured Notes Due 2022 | Level 2
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 270,000	270,000
Estimated Fair Value	279,297	280,372
Senior Notes | 7.875% Senior Secured Notes Due 2022
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 909,000	591,996
Stated Interest Rate	7.875%		7.875%
Senior Notes | 7.875% Senior Secured Notes Due 2022 | Level 2
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 900,000	600,000
Estimated Fair Value	$ 978,750	$ 655,140